VALUE OF IN-FORCE BUSINESS (Tables)	12 Months Ended
Dec. 31, 2017
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Disclosure of range of yields and other key assumptions	The table below shows the resulting range of yields and other key assumptions at 31 December:

	2017	2016
	%	%
Risk-free rate (value of in-force non-annuity business)[1]	0.00 to 4.20	0.00 to 4.20
Risk-free rate (value of in-force annuity business)[1]	1.14 to 5.34	1.38 to 5.58
Risk-free rate (financial options and guarantees)[1]	0.00 to 4.20	0.00 to 4.20
Retail price inflation	3.43	3.50
Expense inflation	3.67	3.73
1	All risk-free rates are quoted as the range of rates implied by the relevant forward swap curve.

Disclosure of detailed information about intangible assets [text block]
			Purchased	Customer-	Capitalised
		Core deposit	credit card	related	software
	Brands	intangible	relationships	intangibles	enhancements	Total
	£m	£m	£m	£m	£m	£m
Cost:
At 1 January 2016	596	2,770	315	538	1,814	6,033
Additions	–	–	–	–	463	463
Disposals	–	–	–	–	(110)	(110)
At 31 December 2016	596	2,770	315	538	2,167	6,386
Acquisition of businesses (note 22)	–	–	702	–	–	702
Additions	–	–	–	–	850	850
Disposals	–	–	–	–	(77)	(77)
At 31 December 2017	596	2,770	1,017	538	2,940	7,861
Accumulated amortisation:
At 1 January 2016	149	2,460	309	472	805	4,195
Charge for the year	22	297	2	27	234	582
Disposals	–	–	–	–	(72)	(72)
At 31 December 2016	171	2,757	311	499	967	4,705
Charge for the year	22	13	44	20	293	392
Disposals	–	–	–	–	(71)	(71)
At 31 December 2017	193	2,770	355	519	1,189	5,026
Balance sheet amount at 31 December 2017	403	–	662	19	1,751	2,835
Balance sheet amount at 31 December 2016	425	13	4	39	1,200	1,681

In-Force [Member]
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Disclosure of intangible assets material to entity [text block]	The gross value of in-force business asset in the consolidated balance sheet is as follows:

	2017 £m	2016 £m
Acquired value of in-force non-participating investment contracts	306	340
Value of in-force insurance and participating investment contracts	4,533	4,702
Total value of in-force business	4,839	5,042

Non-participating investment contracts [Member]
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Disclosure of intangible assets material to entity [text block]	The movement in the acquired value of in-force non-participating investment contracts over the year

	2017	2016
	£m	£m
At 1 January	340	377
Amortisation taken to income statement (note 11)	(34)	(37)
At 31 December	306	340

In-Force Insurance and Participating Investment Contracts [Member]
VALUE OF IN-FORCE BUSINESS (Tables) [Line Items]
Disclosure of detailed information about intangible assets [text block]	The movement in the value of in-force insurance and participating investment contracts over the year

	2017	2016
	£m	£m
At 1 January	4,702	4,219
Exchange and other adjustments	(4)	11
Movements in the year:
New business	348	428
Existing business:
Expected return	(318)	(210)
Experience variances	(226)	(137)
Assumption changes	(238)	127
Economic variance	269	264
Movement in the value of in-force business taken to income statement (note 9)	(165)	472
At 31 December	4,533	4,702